Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Current federal income tax expense (benefit)	$ (118)	$ 44	$ 48
Current state income tax expense	5	12	6
Deferred
Deferred federal income tax expense (benefit)	124	0	(5)
Deferred state income tax expense (benefit)	6	(4)	2
Total income tax expense (benefit)	$ 17	$ 52	$ 51